S000004439 [Member] Investment Objectives and Goals - iShares Micro-Cap ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Micro-Cap ETFIWC | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities.